ACCOUNT RECEIVABLES - RELATED PARTIES - Accounts Receivable, Net (Details) - ATI Modular Technology Corp - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Accounts receivable- related parties	$ 125,000	$ 0
Less: Allowance for doubtful accounts	6,250	0
Accounts receivable, net	$ 118,750	$ 0